UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GNMA TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2011

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GNMA TRUST(R)
FEBRUARY 28, 2011

                                                                      (Form N-Q)

48473-0411                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA GNMA TRUST
FEBRUARY 28, 2011 (unaudited)

PRINCIPAL                                                                          MARKET
AMOUNT                                                    COUPON                    VALUE
(000)        SECURITY                                       RATE     MATURITY       (000)
-----------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (96.6%)(a)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (90.4%)
$   4,936    Government National Mortgage Assn. I          4.00%     7/15/2040   $  4,953
    3,912    Government National Mortgage Assn. I          4.00      8/15/2040      3,928
   14,581    Government National Mortgage Assn. I          4.00      9/15/2040     14,632
    4,483    Government National Mortgage Assn. I          4.50      5/15/2024      4,748
    5,052    Government National Mortgage Assn. I          4.50      9/15/2024      5,350
    6,737    Government National Mortgage Assn. I          4.50      9/15/2024      7,134
    5,281    Government National Mortgage Assn. I          4.50     10/15/2024      5,593
    5,745    Government National Mortgage Assn. I          4.50     10/15/2024      6,085
   18,928    Government National Mortgage Assn. I          4.50      9/15/2039     19,663
    9,504    Government National Mortgage Assn. I          4.50     11/15/2039      9,891
   14,154    Government National Mortgage Assn. I          4.50     12/15/2039     14,731
   47,415    Government National Mortgage Assn. I          4.50      2/15/2040     49,347
   12,827    Government National Mortgage Assn. I          4.50      3/15/2040     13,277
   22,749    Government National Mortgage Assn. I          4.50      6/15/2040     23,548
   14,980    Government National Mortgage Assn. I          4.50      1/15/2041     15,506
    4,714    Government National Mortgage Assn. I          5.00      2/15/2039      5,017
    2,211    Government National Mortgage Assn. I          5.50     12/15/2018      2,395
   13,130    Government National Mortgage Assn. I          5.50     10/15/2033     14,332
    5,041    Government National Mortgage Assn. I          5.50     12/15/2033      5,502
    2,758    Government National Mortgage Assn. I          5.50      7/15/2034      3,025
    9,010    Government National Mortgage Assn. I          5.50     10/15/2035      9,816
    5,684    Government National Mortgage Assn. I          5.50      3/15/2038      6,169
    7,577    Government National Mortgage Assn. I          5.50      4/15/2038      8,290
   16,468    Government National Mortgage Assn. I          5.50      6/15/2039     17,873
    1,911    Government National Mortgage Assn. I          6.00     12/15/2016      2,081
    2,330    Government National Mortgage Assn. I          6.00      8/15/2022      2,541
    1,375    Government National Mortgage Assn. I          6.00      4/15/2028      1,522
      465    Government National Mortgage Assn. I          6.00     11/15/2028        514
      961    Government National Mortgage Assn. I          6.00      2/15/2029      1,063
      811    Government National Mortgage Assn. I          6.00      7/15/2029        899
    1,198    Government National Mortgage Assn. I          6.00      5/15/2032      1,325
    3,672    Government National Mortgage Assn. I          6.00      1/15/2033      4,066
    1,138    Government National Mortgage Assn. I          6.00      2/15/2033      1,260
    1,268    Government National Mortgage Assn. I          6.00      7/15/2033      1,404
      767    Government National Mortgage Assn. I          6.00      9/15/2033        849
    2,737    Government National Mortgage Assn. I          6.00      3/15/2037      3,018
    4,470    Government National Mortgage Assn. I          6.00      9/15/2037      4,930
    3,101    Government National Mortgage Assn. I          6.00      5/15/2038      3,447
    6,516    Government National Mortgage Assn. I          6.00      5/15/2038      7,242
    2,454    Government National Mortgage Assn. I          6.00      9/15/2038      2,706
    4,727    Government National Mortgage Assn. I          6.00     10/15/2038      5,212
    4,797    Government National Mortgage Assn. I          6.00     12/15/2038      5,289
      323    Government National Mortgage Assn. I          6.50      5/15/2028        367
      251    Government National Mortgage Assn. I          6.50      5/15/2028        285
      335    Government National Mortgage Assn. I          6.50      7/15/2028        381
      172    Government National Mortgage Assn. I          6.50      9/15/2028        196
      972    Government National Mortgage Assn. I          6.50     11/15/2028      1,104
       47    Government National Mortgage Assn. I          6.50      1/15/2029         54
       36    Government National Mortgage Assn. I          6.50      1/15/2029         41
      725    Government National Mortgage Assn. I          6.50      3/15/2031        824

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1  | USAA GNMA Trust

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
PRINCIPAL                                                                          MARKET
AMOUNT                                                    COUPON                    VALUE
(000)        SECURITY                                       RATE     MATURITY       (000)
-----------------------------------------------------------------------------------------
$     977    Government National Mortgage Assn. I          6.50%    10/15/2031   $  1,110
      619    Government National Mortgage Assn. I          6.50      1/15/2032        704
      124    Government National Mortgage Assn. I          6.50      3/15/2032        141
      934    Government National Mortgage Assn. I          6.50      8/15/2032      1,061
    3,804    Government National Mortgage Assn. I          6.50      9/15/2032      4,323
       70    Government National Mortgage Assn. I          6.75      5/15/2028         80
      140    Government National Mortgage Assn. I          6.75      5/15/2028        160
       74    Government National Mortgage Assn. I          7.00      4/15/2027         86
      592    Government National Mortgage Assn. I          7.00      5/15/2027        683
       59    Government National Mortgage Assn. I          7.00      6/15/2028         69
       33    Government National Mortgage Assn. I          7.00      7/15/2028         38
      101    Government National Mortgage Assn. I          7.00      8/15/2028        116
      180    Government National Mortgage Assn. I          7.00      8/15/2028        208
      155    Government National Mortgage Assn. I          7.00      9/15/2028        179
      983    Government National Mortgage Assn. I          7.00      5/15/2029      1,136
      999    Government National Mortgage Assn. I          7.00      6/15/2029      1,155
      517    Government National Mortgage Assn. I          7.00      8/15/2031        599
      247    Government National Mortgage Assn. I          7.00      9/15/2031        286
      304    Government National Mortgage Assn. I          7.00     10/15/2031        352
      131    Government National Mortgage Assn. I          7.00      6/15/2032        151
      462    Government National Mortgage Assn. I          7.00      7/15/2032        534
      246    Government National Mortgage Assn. I          7.50      2/15/2028        285
       51    Government National Mortgage Assn. I          7.50      3/15/2029         59
      110    Government National Mortgage Assn. I          7.50      4/15/2029        128
       70    Government National Mortgage Assn. I          7.50      7/15/2029         81
      298    Government National Mortgage Assn. I          7.50     10/15/2029        347
      155    Government National Mortgage Assn. I          7.50     10/15/2029        180
       56    Government National Mortgage Assn. I          7.50     12/15/2030         65
       63    Government National Mortgage Assn. I          7.50      1/15/2031         73
      101    Government National Mortgage Assn. I          7.50     11/15/2031        118
       14    Government National Mortgage Assn. I          8.00      1/15/2022         16
      147    Government National Mortgage Assn. I          8.00      6/15/2023        172
      270    Government National Mortgage Assn. I          8.00      5/15/2027        316
      159    Government National Mortgage Assn. I          8.00      7/15/2030        187
       84    Government National Mortgage Assn. I          8.00      9/15/2030         99
       29    Government National Mortgage Assn. I          8.50      6/15/2021         34
       10    Government National Mortgage Assn. I          8.50      7/15/2022         10
      102    Government National Mortgage Assn. I          9.00      7/15/2021        120
    9,942    Government National Mortgage Assn. II         4.00     11/20/2040      9,971
   11,609    Government National Mortgage Assn. II         4.50      4/20/2024     12,253
    6,096    Government National Mortgage Assn. II         5.00      5/20/2033      6,529
    7,127    Government National Mortgage Assn. II         5.00      7/20/2033      7,633
    4,802    Government National Mortgage Assn. II         5.00      6/20/2034      5,138
   13,923    Government National Mortgage Assn. II         5.00      9/20/2035     14,877
    5,857    Government National Mortgage Assn. II         5.00      2/20/2037      6,237
    1,491    Government National Mortgage Assn. II         5.50      4/20/2033      1,622
    5,241    Government National Mortgage Assn. II         5.50      3/20/2034      5,694
   19,923    Government National Mortgage Assn. II         5.50      2/20/2035     21,640
   17,210    Government National Mortgage Assn. II         5.50      4/20/2035     18,693
    9,517    Government National Mortgage Assn. II         5.50      7/20/2035     10,338
    6,350    Government National Mortgage Assn. II         5.50      1/20/2037      6,872
      731    Government National Mortgage Assn. II         6.00      3/20/2031        807
    1,795    Government National Mortgage Assn. II         6.00      8/20/2032      1,984
    1,480    Government National Mortgage Assn. II         6.00      9/20/2032      1,635
    1,540    Government National Mortgage Assn. II         6.00     10/20/2033      1,702
    1,091    Government National Mortgage Assn. II         6.00     12/20/2033      1,204
    4,775    Government National Mortgage Assn. II         6.00      2/20/2034      5,277
    4,454    Government National Mortgage Assn. II         6.00      3/20/2034      4,923
    3,628    Government National Mortgage Assn. II         6.00      9/20/2034      4,001
    8,989    Government National Mortgage Assn. II         6.00     10/20/2034      9,935
    2,022    Government National Mortgage Assn. II         6.00     11/20/2034      2,231
    4,692    Government National Mortgage Assn. II         6.00      5/20/2036      5,163
      295    Government National Mortgage Assn. II         6.50      5/20/2031        334
      239    Government National Mortgage Assn. II         6.50      7/20/2031        270
      667    Government National Mortgage Assn. II         6.50      8/20/2031        753

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                          MARKET
AMOUNT                                                    COUPON                    VALUE
(000)        SECURITY                                       RATE     MATURITY       (000)
-----------------------------------------------------------------------------------------
$   1,018    Government National Mortgage Assn. II         6.50%     4/20/2032   $  1,150
      977    Government National Mortgage Assn. II         6.50      6/20/2032      1,103
    3,375    Government National Mortgage Assn. II         6.50      8/20/2034      3,804
      848    Government National Mortgage Assn. II         7.00      9/20/2030        976
      128    Government National Mortgage Assn. II         7.50      4/20/2031        149
       43    Government National Mortgage Assn. II         8.00     12/20/2022         49
      839    Government National Mortgage Assn. II         8.00      8/20/2030        984
    6,800    Fannie Mae (+)                                5.00     12/01/2035      7,177
    4,629    Fannie Mae (+)                                5.50     11/01/2037      4,958
      397    Fannie Mae (+)                                6.00      2/01/2017        436
    7,710    Fannie Mae (+)                                6.00      5/01/2038      8,389
      276    Fannie Mae (+)                                6.50     10/01/2016        302
      493    Fannie Mae (+)                                6.50     12/01/2016        540
    1,411    Freddie Mac (+)                               5.00      1/01/2021      1,508
    4,835    Freddie Mac (+)                               5.50     12/01/2035      5,204
                                                                                 --------
                                                                                  543,331
                                                                                 --------
             COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%)
    7,395    Government National Mortgage Assn. I          5.50      3/16/2032      7,821
                                                                                 --------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (4.9%)
    5,000    Bank of America Corp., FDIC TLGP              0.50(b)   6/22/2012      5,018
    5,000    JPMorgan Chase & Co., FDIC TLGP               0.55(b)  12/26/2012      5,029
    5,000    JPMorgan Chase & Co., FDIC TLGP               0.68(b)   6/22/2012      5,030
    4,000    MetLife, Inc., FDIC TLGP                      0.62(b)   6/29/2012      4,022
    5,000    State Street Corp., FDIC TLGP                 0.50(b)   9/15/2011      5,005
    5,000    Union Bank N.A., FDIC TLGP                    0.50(b)   3/16/2012      5,013
                                                                                 --------
                                                                                   29,117
                                                                                 --------
             Total U.S. Government Agency Issues (cost: $551,396)                 580,269
                                                                                 --------
             U.S. TREASURY SECURITIES (0.8%)

             NOTES (0.8%)
    5,000    2.63%, 11/15/2020 (cost: $4,641)                                       4,679
                                                                                 --------
             MONEY MARKET INSTRUMENTS (2.3%)

             REPURCHASE AGREEMENTS (2.3%)
   13,983    Credit Suisse First Boston, LLC, 0.17%, acquired on
                02/28/2011 and due on 3/01/2011 at $13,983 (collateralized by $12,529 of Government National Mortgage Assn. I (a),
                4.75%, due 1/15/2044; $1,322 of Government National
                Mortgage Assn. II (a), 4.00%, due 11/20/2040; market
                value $14,261) (cost: $13,983)                                     13,983
                                                                                 --------

             TOTAL INVESTMENTS (COST: $570,020)                                  $598,931
                                                                                 ========

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3  | USAA GNMA Trust

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
($ IN 000s)                                    VALUATION HIERARCHY
                                               -------------------
                                      (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                    QUOTED PRICES        OTHER         SIGNIFICANT
                                      IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                       MARKETS        OBSERVABLE         INPUTS
                                    FOR IDENTICAL       INPUTS
ASSETS                                 ASSETS                                             TOTAL
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY ISSUES       $          --     $   580,269     $         --     $580,269
U.S. TREASURY SECURITIES                    4,679              --               --        4,679
MONEY MARKET INSTRUMENTS:
  REPURCHASE AGREEMENTS                        --          13,983               --       13,983
-----------------------------------------------------------------------------------------------
Total                               $       4,679     $    594,252    $         --     $598,931
-----------------------------------------------------------------------------------------------

For the period of June 1, 2010 through February 28, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: GNMA Trust Shares (Fund Shares) and, effective August 1, 2010, GNMA Trust Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods

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5  | USAA GNMA Trust

================================================================================

determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Government Agency Issues valued based on methods discussed in Note A1, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of February 28, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2011, were $30,016,000 and $1,105,000, respectively, resulting in net unrealized appreciation of $28,911,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $600,931,000 at February 28, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2011.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

FDIC TLGP  The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

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7  | USAA GNMA Trust

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      April 25, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       April 26, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       April 26, 2011
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.